Contingencies, other liabilities and commitments - Additional Information (Detail) £ in Millions, R$ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Jun. 08, 2022 GBP (£)
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure			£ 105
Contingent Liability Arising From Provisions			£ 63
Current Brazil [Member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure	£ 190	R$ 1,212
UK [member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure	44
Current Provisions Relating To Credit Exposure	£ 13